Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue Explanatory [Abstract]
Summary of Reconciliation of Disaggregated Revenue by Reportable Segment

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 6). Revenue has been disaggregated by primary geographical market and type of service provided.

Twelve months ended December 31, 2020	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$247,678	$60,621	$—	$(2,686)	$305,613
United States	427,436	16,630	—	(14)	444,052
International	186,088	—	—	—	186,088
	$861,202	$77,251	$—	$(2,700)	$935,753

Day rate/hourly services	$779,772	$77,251	$—	$(393)	$856,630
Shortfall payments/idle but contracted	51,028	—	—	—	51,028
Turnkey drilling services	14,134	—	—	—	14,134
Directional services	9,637	—	—	—	9,637
Other	6,631	—	—	(2,307)	4,324
	$861,202	$77,251	$—	$(2,700)	$935,753

Twelve months ended December 31, 2019	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	852,293	19,627	—	(269)	871,651
Canada	$336,483	$128,202	$—	$(5,308)	$459,377
International	210,292	—	—	—	210,292
	$1,399,068	$147,829	$—	$(5,577)	$1,541,320

Day rate/hourly services	$1,333,114	$147,829	$—	$(905)	$1,480,038
Shortfall payments/idle but contracted	9,789	—	—	—	9,789
Turnkey drilling services	3,754	—	—	—	3,754
Directional services	41,876	—	—	—	41,876
Other	10,535	—	—	(4,672)	5,863
	$1,399,068	$147,829	$—	$(5,577)	$1,541,320